Consolidated statement of changes in equity - EUR (€) € in Millions		Total		Equity attributable to the owners		Share capital	[1]	Additional paid-in capital	[2]	Treasury shares	Accumulated losses	Currency reserve	[3]	Pensions reserve	Revaluation surplus	[4]	Other		Non-Controlling Interests
Beginning balance at Mar. 31, 2022		€ 57,638		€ 55,348		€ 4,797		€ 149,018		€ (7,278)	€ (122,022)	€ 28,958		€ (751)	€ 1,227		€ 1,399	[5]	€ 2,290
Issue or reissue of shares		10		10		0		1		122	(113)	0		0	0		0	[5]	0
Share-based payments		135		126		0		126		0	0	0		0	0		0	[5]	9
Transactions with NCI in subsidiaries		(1,405)		(287)		0		0		0	(287)	0		0	0		0	[5]	(1,118)
Dividends		(2,900)		(2,502)		0		0		0	(2,502)	0		0	0		0	[5]	(398)
Comprehensive income/(expense)		11,568		11,267		0		0		0	11,838	(1,374)		(160)	0		963	[5]	301
(Loss)/Profit		12,335		11,838		0		0		0	11,838	0		0	0		0	[5]	497
OCI - before tax		(598)		(368)		0		0		0	0	(1,469)		(213)	0		1,314	[5]	(230)
OCI - taxes		(304)		(301)		0		0		0	0	(3)		53	0		(351)	[5]	(3)
Transfer to the Income statement		(334)		(334)		0		0		0	0	(334)		0	0		0	[5]	0
Translation of hyperinflationary results		469		432		0		0		0	0	432		0	0		0	[5]	37
Purchase of Treasury shares		(563)	[6]	(563)	[6]	0	[6]	0	[6]	(563)	0	0	[6]	0	0	[6]	0	[5],[6]	0	[6]
Ending balance at Mar. 31, 2023		64,483		63,399		4,797		149,145		(7,719)	(113,086)	27,584		(911)	1,227		2,362	[5]	1,084
Issue or reissue of shares		2		2		0		0		74	(72)	0		0	0		0	[5]	0
Share-based payments		115		108		0		108		0	0	0		0	0		0	[5]	7
Transactions with NCI in subsidiaries		(31)		(26)		0		0		0	(26)	0		0	0		0	[5]	(5)
Share of equity accounted entities change in equity		(164)		(164)		0		0		0	(164)	0		0	0		0	[5]	0
Dividends		(2,689)		(2,433)		0		0		0	(2,433)	0		0	0		0	[5]	(256)
Comprehensive income/(expense)		(718)		(920)		0		0		0	1,140	(254)		(58)	0		(1,748)	[5]	202
(Loss)/Profit		1,505		1,140		0		0		0	1,140	0		0	0		0	[5]	365
OCI - before tax		(3,426)		(3,234)		0		0		0	0	(826)		(77)	0		(2,331)	[5]	(192)
OCI - taxes		602		602		0		0		0	0	0		19	0		583	[5]	0
Transfer to the Income statement		23		23		0		0		0	0	23		0	0		0	[5]	0
Translation of hyperinflationary results		578		549		0		0		0	0	549		0	0		0	[5]	29
Ending balance at Mar. 31, 2024		60,998		59,966		4,797		149,253		(7,645)	(114,641)	27,330		(969)	1,227		614	[5],[7]	1,032
Issue or reissue of shares		3		3		0		0		84	(81)	0		0	0		0	[7]	0
Share-based payments		110		103		0		103		0	0	0		0	0		0	[7]	7
Transactions with NCI in subsidiaries		3		(47)		0		0		0	(47)	0		0	0		0	[7]	50
Dividends		(2,041)		(1,795)		0		0		0	(1,795)	0		0	0		0	[7]	(246)
Comprehensive income/(expense)		(3,157)		(3,485)		0		0		0	(4,169)	531		1	0		152	[7]	328
(Loss)/Profit		(3,746)		(4,169)		0		0		0	(4,169)	0		0	0		0	[7]	423
OCI - before tax		(25)		30		0		0		0	0	(162)		(12)	0		204	[7]	(55)
OCI - taxes		(65)		(65)		0		0		0	0	0		13	0		(78)	[7]	0
Transfer to the Income statement		141		141		0		0		0	0	115		0	0		26	[7]	0
Translation of hyperinflationary results		538		578		0		0		0	0	578		0	0		0	[7]	(40)
Purchase of Treasury shares	[7]	(2,000)		(2,000)		0		0		(2,000)	0	0		0	0		0	[5]	0
Cancellation of shares		0		0		(478)		478		2,770	(2,770)	0		0	0		0	[7]	0
Ending balance at Mar. 31, 2025		€ 53,916		€ 52,745		€ 4,319		€ 149,834		€ (6,791)	€ (123,503)	€ 27,861		€ (968)	€ 1,227		€ 766	[7]	€ 1,171

[1]	See note 17 ‘Called up share capital’.
[2]	Includes share premium, capital reserve, capital redemption reserve, merger reserve and share-based payment reserve. The merger reserve was derived from acquisitions made prior to 31 March 2004 and subsequently allocated to additional paid-in capital on adoption of IFRS.
[3]	The currency reserve is used to record cumulative translation differences on the assets and liabilities of foreign operations. These differences are recycled to the income statement on disposal of the foreign operation.
[4]	The revaluation surplus derives from acquisitions of subsidiaries made before the Group’s adoption of IFRS 3 (Revised) on 1 April 2010 and comprises the amounts arising from recognising the Group’s pre-existing equity interest in the acquired subsidiary at fair value.
[5]	Principally includes the impact of the Group’s cash flow hedges with €47 million net gain deferred to other comprehensive income during the year (2024: €2,037 million net loss; 2023: €2,322 million net gain) and €27 million net loss (2024: €254 million net gain; 2023: €896 million net gain) recycled to the consolidated income statement. These hedges primarily relate to foreign exchange exposure on fixed borrowings, with any foreign exchange on nominal balances directly impacting the income statements in each period but interest cash flows unwinding to the consolidated income statement over the life of the hedges, up to 2064. See note 22 ‘Capital and financial risk management’.
[6]	Represents the irrevocable and non-discretionary share buyback programmes which completed on 15 March 2023.
[7]	Represents the irrevocable and non-discretionary share buyback programmes which completed on 6 August 2024, 13 November 2024, 22 January 2025 and the programme that commenced on 4 February 2025.